7. Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

7.	GOODWILL AND INTANGIBLE ASSETS

The following table sets forth the changes in the carrying amount of the Company’s goodwill for the year ended December 31, 2020:

Balance, December 31, 2019	$8,853,261
Impairment charge	(472,757)
Balance, December 31, 2020	$8,380,504

At December 31, 2020, the Company performed its annual impairment tests as prescribed by ASC 350 on the carrying value of its goodwill and recorded an impairment charge totaling $472,757; of which $420,257 was attributed to the assets of Fyoosion LLC acquired in 2017 and $52,500 was attributed to the assets of Bonnie Boat and Friends acquired in 2018.

Goodwill represents the future economic benefit arising from other assets acquired that could not be individually identified and separately recognized. The goodwill arising from the Company’s acquisitions is attributable to the value of the potential expanded market opportunity with new customers. At December 31, 2020 and 2019, the carrying amount of the Company’s goodwill was $8,380,504 and $8,853,261, respectively.

The following table sets forth the components of the Company’s intangible assets at December 31, 2020 and 2019:

	December 31, 2020				December 31, 2019
	Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Intangible assets subject to amortization:
Customer relationships	10.00	$1,600,286	$(716,429)	$883,857	$1,600,286	$(556,400)	$1,043,886
Mobile software applications	2.00	282,500	(282,500)	–	282,500	(282,500)	–
Web filtering software	5.00	1,134,435	(907,548)	226,887	1,134,435	(680,661)	453,774
Noncompete agreements	2.00	846,638	(846,638)	–	846,638	(846,638)	–
Subtotal	–	3,863,859	(2,753,115)	1,110,744	3,863,859	(1,979,283	1,497,660
Intangible assets not subject to amortization:
Trade names	–	4,455,595	–	4,455,595	4,455,595	–	4,455,595
Total intangible assets	–	$8,319,454	$(2,753,115)	$5,566,339	$8,319,454	$(1,979,283)	$5,953,255

For the years ended December 31, 2020 and 2019, the Company recorded amortization expense for intangible assets subject to amortization of $386,916 and $428,686, respectively.

The following table provides information regarding estimated amortization expense for intangible assets subject to amortization for each of the following years ending December 31:

2021	$386,916
2022	160,029
2023	160,029
2024	160,029
2025	160,029
Thereafter	83,712
$1,110,744